Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 15. COMMITMENTS AND CONTINGENCIES

We record a liability when we believe that it is both probable that a liability has been incurred and the amount can be reasonably estimated. Significant judgment is required to determine both probability and the estimated amount. We review these provisions at least quarterly and adjust these provisions to reflect the impact of negotiations, settlements, rulings, advice of legal counsel, and updated information.

From time to time in the ordinary course of business, the Company may be subject to various claims, charges, and litigation. At March 31, 2025 and 2024, the Company did not have any pending claims, charges or litigation that were expected to have a material adverse impact on its financial position, results of operations or cash flows.

Agreement with One Drivers Club

As previously disclosed in ECD’s Current Report on Form 8-K filed on December 6, 2024, on December 3, 2024, ECD announced that it entered into agreements with One Drivers Club in furtherance of the ECD’s retail strategy. Specifically, on November 14, 2024, ECD entered into a Strategic Partnership Agreement (the “ODC Agreement”) and a Usage Agreement (the “Usage Agreement”) with Member Hubs Palm Beach, LLC (“One Drivers Club”) to launch ECD’s first retail showroom in West Palm Beach, Florida. One Drivers Club is the premier destination for automotive enthusiasts who view their vehicles as not just machines, but drivers of their lifestyles. With facilities located in Bedford, NY, Chicago, IL, West Palm Beach, FL, and Seattle WA, One Drivers Club redefines luxury car care through unparalleled concierge storage and full-service collection management. Beyond exceptional car care, One Drivers Club is a community-a place where like-minded drivers connect over shared passions and Members celebrate the art and prestige of driving, collecting, and owning remarkable vehicles. The ODC Agreement, entitles ECD to use a portion of One Drivers Club’s facility in West Palm Beach, Florida (the “ODC Premises”) for the operation of an ECD showroom for ECD vehicles and sale of ECD vehicles, subject to the terms of the Usage Agreement. Pursuant to the ODC Agreement, One Drivers Club grants to ECD a non-exclusive, royalty-free, fully paid up, non-transferable and terminable right and license to use the marks designated by One Drivers Club, and ECD grants to One Drivers Club, a non-exclusive, royalty-free, fully paid up, non-transferable and terminable right and license to use the marks designated by ECD, for the limited purpose of the operation of the ECD showroom and for the limited purpose of the operation of the ECD showroom and advertisement of ECD and the ECD Automobiles. Pursuant to the Usage Agreement, (i) ECD shall pay One Drivers Club base rent of $225,000 per annum payable monthly, subject to 4% annual increases for each subsequent year for use of the ODC Premises; (ii) for a term of five (5) years; (iii) One Drivers Club, at ECD’s cost and expense, shall complete the interior build-out (“Build-Out”) of the ODC Premises in accordance with the plans and subject to the terms set forth in the Usage Agreement; (iv) upon the completion of the demolition of the ODC Premises in connection with the Build-Out (the “Deposit Date”), ECD shall issue One Drivers Club 725,000 unrestricted shares of ECD capital stock (the “ODC Shares”); provided, however, that if the value of the ODC Shares is less than $500,000 as of 5:00 pm ET on the Deposit Date, ECD shall issue to One Drivers Club that certain number of additional unrestricted shares of ECD capital stock such that the aggregate value of the ODC Shares together with the additional unrestricted shares of ECD capital stock is equal to or greater than $500,000; and (v) ECD shall deposit with One Drivers Club $125,000 (the “Build-Out Deposit”) in cash. The Build-Out Deposit shall be held in a non-interest bearing segregated account and shall be utilized to satisfy any outstanding Build-Out payment obligations incurred by One Drivers Club not first satisfied from the sale of the ODC Shares and upon the completion of the Build-Out, as reasonably determined by ECD, and the satisfaction of all Build-Out payment obligations, One Drivers Club shall return the balance of the Build-Out Deposit, if any, to ECD.

Relationship with Ten Easy Street

On December 12, 2024, ECD signed with Ten Easy Street of Nantucket (“TES”), a concept showroom, showhouse and gathering space, to expand ECD’s retail presence and showcase its one-of-one vehicles as part of their curated creative lifestyle brands, furnishings and social opportunities.

TES has agreed to showcase the Company’s custom vehicles in the designated parking spots located at TES from April 1, 2025 to December 31, 2025 (the “Showcase Term”). The Company will pay TES $75,000 for the Showcase Term. TES will also promote the Company’s vehicles on all marketing channels during the Showcase Term the Company will provide TES with an affiliate link that corresponds to the vehicles shown on TES’s platform. TES will receive $5,000 for all sales made through the affiliate link.

NOTE 19. COMMITMENTS AND CONTINGENCIES

We record a liability when we believe that it is both probable that a liability has been incurred and the amount can be reasonably estimated. Significant judgment is required to determine both probability and the estimated amount. We review these provisions at least quarterly and adjust these provisions to reflect the impact of negotiations, settlements, rulings, advice of legal counsel, and updated information.

From time to time in the ordinary course of business, the Company may be subject to various claims, charges, and litigation. At December 31, 2024 and 2023, the Company did not have any pending claims, charges or litigation that were expected to have a material adverse impact on its financial position, results of operations or cash flows.

Agreement with One Drivers Club

As previously disclosed in ECD’s Current Report on Form 8-K filed on December 6, 2024, on December 3, 2024, ECD announced that it entered into agreements One Drivers Club in furtherance of the ECD’s retail strategy. Specifically, on November 14, 2024, ECD entered into a Strategic Partnership Agreement (the “ODC Agreement”) and a Usage Agreement (the “Usage Agreement”) with Member Hubs Palm Beach, LLC (“One Drivers Club”) to launch ECD’s first retail showroom in West Palm Beach, Florida. One Drivers Club is the premier destination for automotive enthusiasts who view their vehicles as not just machines, but drivers of their lifestyles. With facilities located in Bedford, NY, Chicago, IL, West Palm Beach, FL, and Seattle WA, One Drivers Club redefines luxury car care through unparalleled concierge storage and full-service collection management. Beyond exceptional car care, One Drivers Club is a community-a place where like-minded drivers connect over shared passions and Members celebrate the art and prestige of driving, collecting, and owning remarkable vehicles. The ODC Agreement, entitles ECD to use a portion of One Drivers Club’s facility in West Palm Beach, Florida (the “ODC Premises”) for the operation of an ECD showroom for ECD vehicles and sale of ECD vehicles, subject to the terms of the Usage Agreement. Pursuant to the ODC Agreement, One Drivers Club grants to ECD a non-exclusive, royalty-free, fully paid up, non-transferable and terminable right and license to use the marks designated by One Drivers Club, and ECD grants to One Drivers Club, a non-exclusive, royalty-free, fully paid up, non-transferable and terminable right and license to use the marks designated by ECD, for the limited purpose of the operation of the ECD showroom and for the limited purpose of the operation of the ECD showroom and advertisement of ECD and the ECD Automobiles. Pursuant to the Usage Agreement, (i) ECD shall pay One Drivers Club base rent of $225,000 per annum payable monthly, subject to 4% annual increases for each subsequent year for use of the ODC Premises; (ii) for a term of five (5) years; (iii) One Drivers Club, at ECD’s cost and expense, shall complete the interior build-out (“Build-Out”) of the ODC Premises in accordance with the plans and subject to the terms set forth in the Usage Agreement; (iv) upon the completion of the demolition of the ODC Premises in connection with the Build-Out (the “Deposit Date”), ECD shall issue One Drivers Club 725,000 unrestricted shares of ECD capital stock (the “ODC Shares”); provided, however, that if the value of the ODC Shares is less than $500,000 as of 5:00 pm ET on the Deposit Date, ECD shall issue to One Drivers Club that certain number of additional unrestricted shares of ECD capital stock such that the aggregate value of the ODC Shares together with the additional unrestricted shares of ECD capital stock is equal to or greater than $500,000; and (v) ECD shall deposit with One Drivers Club $125,000 (the “Build-Out Deposit”) in cash. The Build-Out Deposit shall be held in a non-interest bearing segregated account and shall be utilized to satisfy any outstanding Build-Out payment obligations incurred by One Drivers Club not first satisfied from the sale of the ODC Shares and upon the completion of the Build-Out, as reasonably determined by ECD, and the satisfaction of all Build-Out payment obligations, One Drivers Club shall return the balance of the Build-Out Deposit, if any, to ECD.

Relationship with Ten Easy Street

On December 12, 2024, ECD signed with Ten Easy Street of Nantucket (“TES”), a concept showroom, showhouse and gathering space, to expand ECD’s retail presence and showcase its one-of-one vehicles as part of their curated creative lifestyle brands, furnishings and social opportunities.

TES has agreed to showcase the Company’s custom vehicles in the designated parking spots located at TES from April 1, 2025 to December 31, 2025 (the “Showcase Term”). The Company will pay TES $75,000 for the Showcase Term. TES will also promote the Company’s vehicles on all marketing channels during the Showcase Term the Company will provide TES with an affiliate link that corresponds to the vehicles shown on TES’s platform. TES will receive $5,000 for all sales made through the affiliate link.